UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-2260
                                    --------

Value Line Leveraged Growth Investors, Inc.
---------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2004
                         -----------------

Date of reporting period: June 30, 2004
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110
SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729
INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      1177 Avenue of the Americas
ACCOUNTING FIRM        New York, NY 10036
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830
DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr
OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Brett Mitstifer
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #530543

--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JUNE 30, 2004
--------------------------------------------------------------------------------
                                   VALUE LINE

                                LEVERAGED GROWTH
                                INVESTORS, INC.








                               [VALUE LINE LOGO]

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
                                                     To Our Value Line Leveraged
--------------------------------------------------------------------------------

To Our Shareholders:


The first half of 2004 was a frustrating time for equity investors. During this period, we witnessed the first 5% correction in the S&P 500 Index since the current market rally began in early 2003. Rising oil prices, the handover of power in Iraq, and the first increase in interest rates in several years all contributed to a high degree of uncertainty. Corporate profit growth was the one bright spot as year-over-year growth could well exceed 20% in the first half. While equity markets do like to "climb a wall of worry", so far that climb has been a difficult one with the S&P 500 Index(1) generating a modest 3.44% return through June 30th. The Leveraged Growth Investors Fund returned 0.93% in the comparable period.


In managing the fund, we rely on the Value Line Timeliness Ranking System, which favors those companies that have high current earnings, strong earnings growth, positive earnings surprises, reasonable valuations and improving relative price performance. As the year began, technology and consumer discretionary stocks were favored by the Timeliness Ranking System due to strong earnings and price momentum in 2003. These sectors, however, were two of the worst performances for the first six months of this year. We selectively reduced our holdings and overall exposure in these sectors as earnings and/or price momentum deteriorated. The energy and industrial sectors were the best performers during the first half of 2004, due to rising oil prices and an expanding manufacturing base. The fund was overweighted in both sectors during this period and we will continue to emphasize these sectors as long as the U.S. economy continues to expand over the second half of the year. The prospect of continued modestly rising interest rates, on top of the June 30th FOMC interest rate hike, kept our holdings in financial stocks to a minimum. We anticipate that many interest-sensitive companies will experience margin pressures as slowly rising rates decelerate sales growth and ultimately detract from earnings growth.


Going forward, we remain committed to investing in those companies that show strong earnings growth and positive earnings surprises. We believe that the fund is well positioned to benefit from today's market and economic environment, as long as corporate profits remain strong, consumers and business owners continue to spend at a moderate pace, labor markets continue to improve, and interest rates remain accommodative, albeit at levels higher than in the recent past.


We thank you for your confidence in Value Line and appreciate your continued support.


                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT


August 12, 2004


--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
GROWTH INVESTORS SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic expansion, which proceeded strongly from the middle of 2003 through the opening six months of this year, has more recently started to show some signs of fatigue. True, the business upturn is hardly collapsing, and we are still seeing improvement in the capital goods area and in certain industrial sectors. However, manufacturing, in general, is now growing more slowly than it had been, while the retail and residential construction markets are pulling back a little. Our sense is that growth will now proceed at a moderate 3% to 4% rate over the next several quarters to a year.


The slowing in growth may well have positive ramifications. That is because the current deceleration in economic activity appears mild and seems unlikely to evolve into a full-fledged slowdown barring another surge in oil prices. (Higher oil prices limit economic growth by taking money out of the pockets of consumers and businesses). If we are correct and the economy shifts to a modestly slower, but sustainable pace, with accompanying lower inflation, the Federal Reserve, which has increased interest rates twice in the past several months, might well be inclined to proceed slowly and somewhat cautiously in raising rates over the next several months.


Our current benign economic forecast, it should be noted, excludes any allowance for a further escalation in global military conflict or a new act of terrorism, neither of which can be accurately predicted as to scope or timing.



PERFORMANCE DATA:*


                                  AVERAGE ANNUAL   GROWTH OF AN ASSUMED
                                   TOTAL RETURN    INVESTMENT OF $10,000
                                 ---------------------------------------
 1 year ended 6/30/04 ..........       +8.30%             $10,830
 5 years ended 6/30/04 .........       -5.32%             $ 7,610
10 years ended 6/30/04 .........      +10.37%             $26,812

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
  OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE
  OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DO NOT
  REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------
                                                                               3

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
PORTFOLIO HIGHLIGHTS AT JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                                    VALUE          PERCENTAGE
ISSUE                                               SHARES     (IN THOUSANDS)     OF NET ASSETS
-----------------------------------------------------------------------------------------------
Pfizer Inc. ...................................    302,000         $10,353             3.2%
Citigroup Inc. ................................    189,000           8,789             2.7
American International Group, Inc. ............    123,000           8,767             2.7
Cisco Systems, Inc. ...........................    311,500           7,382             2.3
QUALCOMM Incorporated .........................    100,000           7,298             2.3
Fisher Scientific International, Inc. .........    124,500           7,190             2.2
CVS Corp. .....................................    160,500           6,744             2.1
L-3 Communications Holdings, Inc. .............     97,500           6,513             2.0
eBay, Inc. ....................................     63,500           5,839             1.8
Dell, Inc. ....................................    160,000           5,731             1.8

FIVE LARGEST INDUSTRY CATEGORIES

                                                   VALUE          PERCENTAGE
INDUSTRY                                      (IN THOUSANDS)     OF NET ASSETS
------------------------------------------------------------------------------
Financial Services - Diversified .........        $23,651             7.3%
Telecommunications Equipment .............         19,685             6.1
Drug .....................................         16,782             5.2
Medical Supplies .........................         15,414             4.8
Pharmacy Services ........................         15,409             4.8

FIVE LARGEST NET SECURITY PURCHASES*

                                        COST
ISSUE                              (IN THOUSANDS)
-------------------------------------------------
QUALCOMM Incorporated .........        $6,292
Walgreen Co. ..................         5,217
Georgia-Pacific Corp. .........         4,852
Pfizer Inc. ...................         4,692
Motorola, Inc. ................         4,266

FIVE LARGEST NET SECURITY SALES*

                                               PROCEEDS
ISSUE                                       (IN THOUSANDS)
----------------------------------------------------------
Omnicom Group, Inc. ....................       $10,669
Lehman Brothers Holdings, Inc. .........         9,141
Medtronic, Inc. ........................         8,341
Intel Corp. ............................         7,716
Lowe's Companies, Inc. .................         7,084

* FOR THE SIX MONTH PERIOD ENDED 6/30/04
--------------------------------------------------------------------------------
4

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
Schedule of Investments (unaudited)                                June 30, 2004
--------------------------------------------------------------------------------




                                                        VALUE
   SHARES                                           (IN THOUSANDS)
------------------------------------------------------------------
COMMON STOCKS (98.5%)
             AEROSPACE /
               DEFENSE (3.5%)
   57,000    Armor Holdings, Inc.* ................      $1,938
   48,000    Engineered Support Systems, Inc.             2,808
   97,500    L-3 Communications
               Holdings, Inc. .....................       6,513
                                                         ------
                                                         11,259
             AIR TRANSPORT (1.0%)
   40,000    FedEx Corp. ..........................       3,268

             AUTO PARTS (0.6%)
   48,500    Autoliv Inc. .........................       2,047

             BANK (0.9%)
   55,000    Commerce Bancorp, Inc. ...............       3,026

             BEVERAGE -- SOFT
               DRINK (1.9%)
   65,000    Coca-Cola Company (The) ..............       3,281
   86,500    Cott Corp.* ..........................       2,803
                                                         ------
                                                          6,084
             BIOTECHNOLOGY (2.2%)
   81,000    Genentech, Inc.* .....................       4,552
   36,000    Invitrogen Corp.* ....................       2,592
                                                         ------
                                                          7,144
             CHEMICAL -- BASIC (1.0%)
   73,000    du Pont (E.I.) de Nemours &
               Co., Inc. ..........................       3,243

             COAL (0.5%)
   60,000    Massey Energy Co. ....................       1,693

             COMPUTER &
               PERIPHERALS (1.8%)
  160,000    Dell, Inc.* ..........................       5,731


                                                        VALUE
   SHARES                                           (IN THOUSANDS)
------------------------------------------------------------------
             COMPUTER SOFTWARE &
               SERVICES (3.9%)
   40,000    Accenture Ltd. Class "A"* ............      $1,099
   75,000    Adobe Systems, Inc. ..................       3,488
  225,000    Cognizant Technology Solutions
               Corp. Class "A"* ...................       5,717
   50,000    Symantec Corp.* ......................       2,189
                                                         ------
                                                         12,493
             DIVERSIFIED --
               COMPANIES (3.2%)
   88,000    Danaher Corp. ........................       4,563
   75,000    Fortune Brands, Inc. .................       5,657
                                                         ------
                                                         10,220
             DRUG (5.2%)
   62,000    Biogen Idec, Inc.* ...................       3,921
   65,000    Covance Inc.* ........................       2,508
  302,000    Pfizer, Inc. .........................      10,353
                                                         ------
                                                         16,782
             E-COMMERCE (0.3%)
  150,000    Sapient Corp.* .......................         901

             EDUCATIONAL
               SERVICES (1.9%)
   65,000    Career Education Corp.* ..............       2,961
   98,100    Education Management Corp.* ..........       3,224
                                                         ------
                                                          6,185
             ELECTRICAL
               EQUIPMENT (2.0%)
  103,000    Rockwell Automation, Inc. ............       3,863
   90,000    Thomas & Betts Corp.* ................       2,451
                                                         ------
                                                          6,314

--------------------------------------------------------------------------------

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         VALUE
   SHARES                                            (IN THOUSANDS)
-------------------------------------------------------------------
             ELECTRICAL UTILITY --
               CENTRAL (0.6%)
   49,000    TXU Corp ...............................     $1,985

             ELECTRONICS (2.4%)
  120,000    Arrow Electronics, Inc.* ...............      3,218
   50,000    Harman International
               Industries, Inc. .....................      4,550
                                                          ------
                                                           7,768
             ENTERTAINMENT (1.3%)
  130,000    Disney (Walt) Co. (The) ................      3,314
   55,000    Radio One, Inc. Class "D"* .............        880
                                                          ------
                                                           4,194
             ENTERTAINMENT
               TECHNOLOGY (2.3%)
  270,000    Activision, Inc.* ......................      4,293
  210,000    Pixelworks, Inc.* ......................      3,217
                                                          ------
                                                           7,510
             FINANCIAL SERVICES --
               DIVERSIFIED (7.3%)
  123,000    American International
               Group, Inc. ..........................      8,767
  189,000    Citigroup Inc. .........................      8,789
   35,000    Countrywide Financial Corp. ............      2,459
  141,000    MBNA Corp. .............................      3,636
                                                          ------
                                                          23,651
             FOOD PROCESSING (2.0%)
  202,000    Archer-Daniels-Midland Co. .............      3,389
   75,000    Kellogg Co. ............................      3,139
                                                          ------
                                                           6,528


                                                          VALUE
  SHARES                                              (IN THOUSANDS)
--------------------------------------------------------------------
             GROCERY (0.6%)
   20,000    Whole Foods Market, Inc. ...............     $1,909

             HEALTHCARE
               INFORMATION
               SYSTEMS (0.4%)
   50,000    eResearch Technology, Inc.*. ...........      1,400

             HOTEL/GAMING (2.1%)
   90,000    International Game Technology ..........      3,474
   66,000    Station Casinos, Inc. ..................      3,194
                                                          ------
                                                           6,668
             HUMAN RESOURCES (0.9%)
  150,000    Korn/Ferry International* ..............      2,906

             INDUSTRIAL
               SERVICES (0.3%)
   40,000    Navigant Consulting, Inc.* .............        858

             INTERNET (1.8%)
   63,500    eBay, Inc.* ............................      5,839

             MEDICAL SERVICES (3.9%)
   30,000    Aetna Inc. .............................      2,550
  114,000    DaVita Inc.* ...........................      3,515
   69,000    Oxford Health Plans, Inc. ..............      3,798
   30,000    Quest Diagnostics, Inc. ................      2,548
                                                          ------
                                                          12,411
             MEDICAL SUPPLIES (4.8%)
  124,500    Fisher Scientific
               International, Inc.* .................      7,190
   30,000    IDEXX Laboratories, Inc.* ..............      1,888
   31,500    Varian Medical Systems, Inc.* ..........      2,499
   43,500    Zimmer Holdings, Inc.* .................      3,837
                                                          ------
                                                          15,414

--------------------------------------------------------------------------------

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------

                                                         VALUE
   SHARES                                            (IN THOUSANDS)
-------------------------------------------------------------------
             METALS & MINING --
               DIVERSIFIED (1.5%)
   60,000    Phelps Dodge Corp. ....................     $4,651

             NATURAL GAS --
               DIVERSIFIED (2.4%)
  148,000    Patina Oil & Gas Corp. ................      4,421
  115,000    XTO Energy, Inc. ......................      3,426
                                                         ------
                                                          7,847
             OFFICE EQUIPMENT &
               SUPPLIES (1.5%)
   25,000    Lexmark International, Inc.* ..........      2,413
   85,000    Staples, Inc. .........................      2,491
                                                         ------
                                                          4,904
             OILFIELD
               SERVICES/EQUIPMENT (1.8%)
   80,000    Schlumberger Ltd. .....................      5,081
   29,000    Transocean Inc.* ......................        839
                                                         ------
                                                          5,920
             PAPER & FOREST
               PRODUCTS (2.4%)
  145,000    Georgia Pacific Corp. .................      5,362
   59,500    Potlatch Corp. ........................      2,478
                                                         ------
                                                          7,840
             PETROLEUM --
               INTEGRATED (1.1%)
   65,000    Kerr-McGee Corp. ......................      3,495

             PETROLEUM --
               PRODUCING (2.5%)
   56,000    Anadarko Petroleum Corp. ..............      3,282
  108,000    Apache Corp. ..........................      4,703
                                                         ------
                                                          7,985


                                                         VALUE
   SHARES                                            (IN THOUSANDS)
-------------------------------------------------------------------
             PHARMACY
               SERVICES (4.8%)
   83,000    Accredo Health, Inc.* .................     $3,233
  160,500    CVS Corp. .............................      6,744
  150,000    Walgreen Co. ..........................      5,432
                                                         ------
                                                         15,409
             POWER (0.6%)
   67,000    Headwaters Inc.*. .....................      1,737

             RAILROAD (1.5%)
  185,000    Norfolk Southern Corp. ................      4,906

             RECREATION (0.7%)
   37,000    Harley-Davidson, Inc. .................      2,292

             RETAIL BUILDING
               SUPPLY (1.7%)
  151,500    Home Depot, Inc. (The) ................      5,333

             RETAIL -- SPECIAL
               LINES (0.7%)
   35,000    Urban Outfitters, Inc.* ...............      2,132

             RETAIL STORE (1.4%)
   59,000    Nordstrom, Inc. .......................      2,514
   50,000    Penney (J.C.) Co., Inc. ...............      1,888
                                                         ------
                                                          4,402
             SECURITIES
               BROKERAGE (1.3%)
   45,000    Legg Mason, Inc. ......................      4,095

             SEMICONDUCTOR (2.3%)
   70,000    Analog Devices, Inc. ..................      3,296
  230,000    Motorola, Inc. ........................      4,197
                                                         ------
                                                          7,493
             TELECOMMUNICATION
               SERVICES (1.4%)
   90,000    Nextel Communications, Inc.
               Class "A"* ..........................      2,399
   76,000    Western Wireless Corp.
               Class "A"* ..........................      2,197
                                                         ------
                                                          4,596

--------------------------------------------------------------------------------

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2004
--------------------------------------------------------------------------------

                                                     VALUE
  SHARES                                        (IN THOUSANDS)
--------------------------------------------------------------
            TELECOMMUNICATIONS
              EQUIPMENT (6.1%)
 90,000     Andrew Corp.* .....................     $  1,801
311,500     Cisco Systems, Inc.* ..............        7,382
120,000     Marvell Technology Group Ltd.*             3,204
100,000     QUALCOMM, Inc. ....................        7,298
                                                    --------
                                                      19,685
            TOILETRIES &
              COSMETICS (1.6%)
 70,000     Avon Products, Inc. ...............        3,230
 55,000     Helen of Troy Ltd.*. ..............        2,028
                                                    --------
                                                       5,258
            WIRELESS
              --NETWORKING (0.6%)
 27,000     Research In Motion Ltd.* ..........        1,848
                                                    --------
TOTAL COMMON STOCKS
  AND TOTAL INVESTMENT
  SECURITIES (98.5%)
  (COST $269,461,000)..........................      $317,259
                                                     --------



                                                                      VALUE
   PRINCIPAL                                                      (IN THOUSANDS
    AMOUNT                                                          EXCEPT PER
(IN THOUSANDS)                                                     SHARE AMOUNT)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
  (INCLUDING ACCRUED INTEREST)
  $1,000      Collateralized by $955,000 U.S.
                Treasury Notes 6.50%, due
                8/15/05, with a value of
                $1,023,000 (with State Street
                Bank & Trust Co., 1.20%,
                dated 6/30/04, due 7/1/04,
                delivery value $1,000,033)
                (Cost $1,000,000) ................................    $ 1,000
                                                                     --------
CASH AND OTHER ASSETS OVER
  LIABILITIES (1.2%) .............................................      3,953
                                                                     --------
NET ASSETS (100.0%) ..............................................   $322,212
                                                                     ========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER OUTSTANDING SHARE
  ($322,212,267 - 11,418,324 SHARES OF
  CAPITAL STOCK OUTSTANDING) .....................................    $ 28.22
                                                                     ========

*Non-income producing.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                   VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES                                 STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2004 (UNAUDITED)                                        SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                              (IN THOUSANDS
                                             EXCEPT PER SHARE
                                                  AMOUNT)                                                         (IN THOUSANDS)
                                             ----------------                                                     --------------
ASSETS:                                                             INVESTMENT INCOME:
Investment securities, at value                                     Dividends (Net of foreign withholding
   (Cost - $269,461) ...........................    $317,259           taxes of $12) ............................     $ 1,157
Repurchase agreement (Cost - $1,000)............       1,000        Interest ....................................          17
Cash ...........................................          16                                                          ---------
Receivable for securities sold .................       9,750              Total Income ..........................       1,174
Dividends receivable ...........................         122                                                          ---------
Receivable for capital shares sold .............           4        EXPENSES:
Prepaid expenses ...............................          33        Advisory fee ................................       1,235
                                                    --------        Service and distribution plan fees ..........         412
  TOTAL ASSETS .................................     328,184        Transfer agent fees .........................          75
                                                    --------        Auditing and legal fees .....................          33
LIABILITIES:                                                        Custodian fees ..............................          24
Payable for securities purchased ...............       5,263        Printing ....................................          23
Payable for capital shares repurchased .........         366        Insurance, dues and other ...................          21
Accrued expenses:                                                   Postage .....................................          20
   Advisory fee ................................         197        Interest and commitment fee expense .........          17
   Service and distribution plan fees                               Telephone ...................................          12
      payable ..................................          66        Registration and filing fees ................          12
   Other .......................................          80        Directors' fees and expenses ................          10
                                                    --------                                                          ---------
      TOTAL LIABILITIES ........................       5,972           Total Expenses Before Custody
                                                    --------              Credits ...............................        1894
NET ASSETS .....................................    $322,212           Less: Custody Credits ....................          (1)
                                                    ========                                                          ----------
NET ASSETS CONSIST OF:                                                 Net Expenses .............................       1,893
Capital stock, at $1.00 par value                                                                                     ---------
   (authorized 50,000,000, outstanding                              NET INVESTMENT LOSS .........................        (719)
   11,418,324 shares) ..........................    $ 11,418                                                          ---------
Additional paid-in capital .....................     201,076        NET REALIZED AND UNREALIZED GAIN ON
Accumulated net investment loss ................        (719)          INVESTMENTS:
Undistributed net realized gain on                                       Net Realized Gain ......................      25,526
   investments .................................      62,639             Change in Net Unrealized
Net unrealized appreciation of                                              Appreciation ........................     (21,701)
   investments .................................      47,798                                                          ---------
                                                    --------        NET REALIZED GAIN AND CHANGE IN NET
NET ASSETS .....................................    $322,212           UNREALIZED APPRECIATION ON
                                                    ========           INVESTMENTS ..............................       3,825
NET ASSET VALUE, OFFERING AND                                                                                         ---------
   REDEMPTION PRICE PER OUTSTANDING                                 NET INCREASE IN NET ASSETS
   SHARE ($322,212,267 - 11,418,324                                    FROM OPERATIONS ..........................     $  3,106
   SHARES OUTSTANDING) .........................    $  28.22                                                          =========
                                                    ========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               9

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                           SIX MONTHS
                                                                              ENDED          YEAR ENDED
                                                                          JUNE 30, 2004     DECEMBER 31,
                                                                           (UNAUDITED)          2003
                                                                          ------------------------------
                                                                                 (IN THOUSANDS)
OPERATIONS:
 Net investment loss .................................................      $    (719)      $     (816)
 Net realized gain on investments ....................................         25,526           89,506
 Change in net unrealized appreciation ...............................        (21,701)         (40,211)
                                                                          ------------------------------
 Net increase in net assets from operations ..........................          3,106           48,479
                                                                          ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................             --          (43,922)
                                                                          ------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................          5,641          111,695
 Proceeds from reinvestment of distributions to shareholders .........             --           40,942
 Cost of shares repurchased ..........................................        (28,697)        (149,526)
                                                                          ------------------------------
 Net (decrease) increase from capital share transactions .............        (23,056)           3,111
                                                                          ------------------------------
TOTAL (DECREASE) INCREASE IN NET ASSETS ..............................        (19,950)           7,668
NET ASSETS:
 Beginning of period .................................................        342,162          334,494
                                                                          ------------------------------
 End of period .......................................................      $ 322,212       $  342,162
                                                                          ==============================
ACCUMULATED NET INVESTMENT LOSS, END OF PERIOD .......................      $    (719)      $       --
                                                                          ==============================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2004
--------------------------------------------------------------------------------

1. Significant Accounting Policies
Value Line Leveraged Growth Investors, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk.


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.


(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less, at the date of purchase are valued at amortized cost which approximates market value.


(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.


(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


--------------------------------------------------------------------------------
                                                                              11

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

2. Capital Share Transactions, Dividends and Distributions to Shareholders Transactions in capital stock were as follows (in thousands except per share amounts):

                                         SIX MONTHS          YEAR
                                            ENDED            ENDED
                                        JUNE 30, 2004     DECEMBER 31,
                                         (UNAUDITED)          2003
                                       -------------------------------
Shares sold ........................           200              3,875
Shares issued to
   shareholders in
   reinvestment of distri-
   butions .........................            --              1,481
                                       -------------------------------
                                               200              5,356
Shares repurchased .................        (1,020)            (5,202)
                                       -------------------------------
Net (decrease) increase ............          (820)               154
                                       ===============================
Distributions per share
   from net realized gains .........        $   --            $ 3.9904
                                       ===============================

3. Purchases and Sales of Securities
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                   SIX MONTHS ENDED
                                    JUNE 30, 2004
                                     (UNAUDITED)
                                  -----------------
                                    (IN THOUSANDS)
PURCHASES:
Investment Securities .........       $265,025
                                      ========
SALES:
Investment Securities .........       $298,077
                                      ========


4. Income Taxes
In June 30, 2004, information on the tax components of capital is as follows:
(unaudited)


                                              (IN THOUSANDS)
                                              ---------------
Cost of investments for tax purposes .........   $270,980
                                                 --------
Gross tax unrealized appreciation ............   $49,367
Gross tax unrealized depreciation ............    (2,088)
                                                 --------
Net tax unrealized appreciation on
   investments ...............................   $47,279
                                                 ========

Net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses deferred on tax straddles.



5. Investment Advisory Contract, Management Fees, and Transactions With
        Affiliates
An advisory fee of $1,235,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2004. This was computed at the rate of 3/4 of 1% of the average daily net assets for the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.


--------------------------------------------------------------------------------
12

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2004, fees amounting to $412,000 were paid or payable to the Distributor under this Plan.


Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund In the six months ended June 30, 2004, the Fund paid brokerage commissions totaling $332,000 to the Distributor, which clears its transactions through unaffiliated brokers.


For the six months ended June 30, 2004, the Fund's expenses were reduced by $1,000 under a custody credit arrangement with the Custodian.


The Value Line, Inc. Profit Sharing and Savings Plan owned 82,093 shares of the Fund's capital stock, representing 0.7% of the outstanding shares at June 30, 2004.

6. Borrowing Arrangement
The Fund has a line of credit agreement with State Street Bank and Trust ("SSBT"), in the amount of $37,500,000. The terms of the agreement are as follows: The first $12.5 million is available on a committed basis which, at the Fund's option, may be either at the Bank's prime rate or at the Federal Funds Rate plus 1%, whichever is less, and will be subject to a commitment fee of 1/4 of 1% on the unused portion thereof; amounts in excess of $12.5 million are made available on an unsecured basis at the same interest rate options stated above.


The Fund had no borrowings outstanding on June 30, 2004. The weighted average amount of bank loans outstanding for the six months ended June 30, 2004, amounted to approximately $144,000 at a weighted average interest rate of 2.06%. For the six months ended June 30, 2004, interest expense of approximately $1,000 and commitment fees of approximately $16,000 relating to borrowings under the agreement were paid or payable to SSBT.


      -----------------------------------------------------------------------
                                  PROXY VOTING
        A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the SEC's website at http://www.sec.gov or at the Fund's website at http://vlfunds.com.
      -----------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              13

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                        SIX MONTHS
                                          ENDED                             YEARS ENDED DECEMBER 31,
                                      JUNE 30, 2004   =====================================================================
                                       (UNAUDITED)        2003          2002          2001          2000           1999
                                     ======================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD .........................    $ 27.96         $ 27.68       $  38.43      $ 45.63       $ 57.98        $ 48.42
                                     --------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
 Net investment loss ...............       (.06)           (.07)          (.17)        (.22)         (.22)          (.14)
 Net gains or losses on
  securities (both realized and
  unrealized .......................        .32            4.34         (10.19)       (4.61)        (7.78)         14.90
                                     --------------------------------------------------------------------------------------
 Total from investment
 operations ........................        .26            4.27         (10.36)       (4.83)        (8.00)         14.76
 LESS DISTRIBUTIONS:
  Distributions from net
    realized gains .................         --           (3.99)          (.39)       (2.37)        (4.35)         (5.20)
                                     --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....    $ 28.22         $ 27.96       $  27.68      $ 38.43       $ 45.63        $ 57.98
                                     ======================================================================================
TOTAL RETURN .......................      0.93%+          15.60%        -26.96%      -10.53%       -13.92%         30.99%
                                     ======================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ........................    $322,212        $342,162      $334,494      $495,694      $601,594       $763,203
Ratio of expenses to average net
 assets (including interest
 expense) (1) ......................        1.15%*         1.15%          1.25%        1.16%          .96%           .82%
Ratio of expenses to average net
 assets (excluding interest
 expense) (1) ......................        1.15%*         1.15%          1.14%        1.09%          .95%           .82%
Ratio of net investment loss to
 average net assets ................       (0.44)%*       (0.24)%        (0.49)%       (.54)%        (.41)%         (.28)%
Portfolio turnover rate ............          81%+          110%            28%          50%           28%            27%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD NOT HAVE CHANGED.
 + NOT ANNUALIZED
 * ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                     VALUE LINE LEVERAGED GROWTH INVESTORS, INC.

--------------------------------------------------------------------------------









                 (This page has been left blank intentionally.)








--------------------------------------------------------------------------------
                                                                              15

VALUE LINE LEVERAGED GROWTH INVESTORS, INC.
                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
16

Item 2.   Code of Ethics
-------   --------------

          Not applicable.

Item 3.   Audit Committee Financial Expert.
------    ---------------------------------

          Not applicable.

Item 10.  Controls and Procedures.
--------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

          (a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jean B. Buttner
   --------------------------
   Jean B. Buttner, President


Date: August 31, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 31, 2004
      ---------------